Basis of preparation and material accounting policies - Not applied IFRS issued but are not yet effective (Details)	12 Months Ended
Dec. 31, 2024
Description of expected impact of initial application of new standards or interpretations [Abstract]
Description of issued and published standards not yet reached the effective date and the group has not applied at an earlier date not expected to affect the group	① Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates—Lack of Exchangeability When an entity estimates a spot exchange rate because exchangeability between two currencies is lacking, the entity shall disclose related information. The amendments should be applied for annual periods beginning on or after January 1, 2025, and earlier application is permitted. The Group does not expect the amendments to have a significant impact on the consolidated financial statements. ② Amendments to IFRS 9 Financial Instruments, IFRS 7 Financial Instruments: Disclosures IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures have been amended to respond to recent questions arising in practice, and to include new requirements. The amendments should be applied for annual periods beginning on or after January 1, 2026, and earlier application is permitted. The Group does not expect the amendments to have a significant impact on the consolidated financial statements. These amendments: • clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; • clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; • add new disclosures of impact on the entity and the extent to which the entity is exposed for each type of financial instruments if the timing or amount of contractual cash flow changes due to amendment of contract term; and • update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI). ③ Amendments to IFRS 19 Subsidiaries without Public Accountability: Disclosures IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements. The amendments should be applied for annual periods beginning on or after January 1, 2027, and earlier application is permitted. The Group does not expect the amendments to have a significant impact on the consolidated financial statements. ④ Amendments to IFRS 18 Presentation and Disclosure in Financial Statements IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements. Management is currently assessing the detailed implications of applying the new standard on the group’s consolidated financial statements. From the high-level preliminary assessment performed, the following potential impacts have been identified: • Although the adoption of IFRS 18 will have no impact on the group’s net profit, the group expects that grouping items of income and expenses in the statement of profit or loss into the new categories will impact how operating profit is calculated and reported. From the high-level impact assessment that the group has performed, the following items might potentially impact operating profit: • Foreign exchange differences currently aggregated in the line item ‘other income and other gains/(losses)—net’ in operating profit might need to be disaggregated, with some foreign exchange gains or losses presented below operating profit.